Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Value ETF
October 31, 2025
CVE-NPRT1-1225
1.9911033.101
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd	3,176	101,606
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	118	18,157
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	404	121,374
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	1,505	124,012
UNITED STATES - 96.6%
Communication Services - 7.5%
Diversified Telecommunication Services - 0.3%
Verizon Communications Inc	819	32,547
Entertainment - 0.4%
Walt Disney Co/The	367	41,332
Interactive Media & Services - 4.7%
Alphabet Inc Class A	1,959	550,851
Media - 1.6%
Comcast Corp Class A	6,138	170,852
Nexstar Media Group Inc	91	17,811
		188,663
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	305	64,065
TOTAL COMMUNICATION SERVICES		877,458

Consumer Discretionary - 7.2%
Broadline Retail - 0.5%
Amazon.com Inc (a)	260	63,497
Diversified Consumer Services - 0.3%
H&R Block Inc	777	38,648
Hotels, Restaurants & Leisure - 0.3%
Hilton Grand Vacations Inc (a)	816	33,823
Household Durables - 2.2%
PulteGroup Inc	417	49,986
Somnigroup International Inc	1,392	110,441
TopBuild Corp (a)	225	95,058
		255,485
Leisure Products - 0.3%
Hasbro Inc	458	34,950
Specialty Retail - 3.1%
Bath & Body Works Inc	706	17,283
Dick's Sporting Goods Inc	248	54,920
Lithia Motors Inc Class A	160	50,253
Lowe's Cos Inc	503	119,780
Murphy USA Inc	99	35,462
Signet Jewelers Ltd	519	51,303
Upbound Group Inc	1,487	28,818
		357,819
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	531	58,314
TOTAL CONSUMER DISCRETIONARY		842,536

Consumer Staples - 6.7%
Beverages - 2.1%
Coca-Cola Co/The	1,509	103,970
Keurig Dr Pepper Inc	3,457	93,892
Primo Brands Corp Class A	2,028	44,555
		242,417
Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings Inc (a)	440	38,834
Dollar Tree Inc (a)	400	39,648
US Foods Holding Corp (a)	3,003	218,078
		296,560
Food Products - 1.0%
Bunge Global SA	433	40,962
Darling Ingredients Inc (a)	1,176	37,691
Ingredion Inc	332	38,316
		116,969
Household Products - 1.0%
Colgate-Palmolive Co	1,371	105,636
Procter & Gamble Co/The	96	14,435
		120,071
TOTAL CONSUMER STAPLES		776,017

Energy - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Core Natural Resources Inc	400	31,600
Exxon Mobil Corp	3,768	430,908
Phillips 66	193	26,275
Shell PLC ADR	2,989	223,936
Targa Resources Corp	589	90,730
		803,449
Financials - 21.7%
Banks - 9.6%
Bank of America Corp	7,186	384,092
East West Bancorp Inc	104	10,566
First Citizens BancShares Inc/NC Class A	23	41,971
JPMorgan Chase & Co	303	94,269
M&T Bank Corp	266	48,909
PNC Financial Services Group Inc/The	262	47,828
US Bancorp	1,813	84,631
Wells Fargo & Co	4,472	388,931
		1,101,197
Capital Markets - 2.1%
Ameriprise Financial Inc	137	62,029
Blackrock Inc	66	71,466
Charles Schwab Corp/The	404	38,186
State Street Corp	586	67,777
		239,458
Consumer Finance - 1.4%
Capital One Financial Corp	343	75,457
OneMain Holdings Inc	1,222	72,330
SLM Corp	775	20,808
		168,595
Financial Services - 2.0%
Apollo Global Management Inc	1,185	147,307
Berkshire Hathaway Inc Class B (a)	138	65,901
PennyMac Financial Services Inc	172	21,639
		234,847
Insurance - 6.6%
American Financial Group Inc/OH	723	95,205
Chubb Ltd	259	71,727
Hartford Insurance Group Inc/The	2,480	307,967
Travelers Companies Inc/The	1,107	297,362
		772,261
TOTAL FINANCIALS		2,516,358

Health Care - 10.3%
Biotechnology - 2.3%
AbbVie Inc	261	56,908
Gilead Sciences Inc	1,805	216,221
		273,129
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp (a)	614	16,572
Health Care Providers & Services - 3.4%
Acadia Healthcare Co Inc (a)	1,698	36,507
Cencora Inc	70	23,646
Cigna Group/The	495	120,983
CVS Health Corp	2,185	170,758
Molina Healthcare Inc (a)	326	49,898
		401,792
Pharmaceuticals - 4.5%
GSK PLC ADR	2,029	95,079
Johnson & Johnson	1,158	218,711
Merck & Co Inc	2,263	194,573
		508,363
TOTAL HEALTH CARE		1,199,856

Industrials - 13.1%
Aerospace & Defense - 2.5%
GE Aerospace	65	20,082
General Dynamics Corp	251	86,570
Lockheed Martin Corp	305	150,023
Northrop Grumman Corp	59	34,424
		291,099
Air Freight & Logistics - 1.0%
FedEx Corp	263	66,755
GXO Logistics Inc (a)	886	49,802
		116,557
Building Products - 0.8%
Builders FirstSource Inc (a)	483	56,110
UFP Industries Inc	370	34,088
		90,198
Commercial Services & Supplies - 0.3%
Brink's Co/The	278	30,902
Construction & Engineering - 0.5%
EMCOR Group Inc	83	56,090
Electrical Equipment - 0.6%
Regal Rexnord Corp	521	73,404
Ground Transportation - 2.4%
CSX Corp	1,271	45,781
Norfolk Southern Corp	283	80,197
Ryder System Inc	55	9,307
Saia Inc (a)	119	34,808
U-Haul Holding Co (a)	1,314	69,852
XPO Inc (a)	277	39,852
		279,797
Machinery - 4.2%
Allison Transmission Holdings Inc	863	71,241
CNH Industrial NV Class A	3,482	36,526
Cummins Inc	228	99,791
Dover Corp	458	83,109
Gates Industrial Corp PLC (a)	2,261	49,923
Oshkosh Corp	470	57,946
Terex Corp	343	15,784
Westinghouse Air Brake Technologies Corp	356	72,781
		487,101
Professional Services - 0.5%
SS&C Technologies Holdings Inc	705	59,869
Trading Companies & Distributors - 0.3%
Herc Holdings Inc	286	40,626
TOTAL INDUSTRIALS		1,525,643

Information Technology - 10.5%
Communications Equipment - 3.4%
Ciena Corp (a)	65	12,345
Cisco Systems Inc	5,245	383,462
		395,807
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc (a)	400	44,619
Avnet Inc	979	47,433
		92,052
IT Services - 0.9%
Accenture PLC Class A	117	29,262
Amdocs Ltd	880	74,149
		103,411
Semiconductors & Semiconductor Equipment - 2.3%
First Solar Inc (a)	199	53,121
ON Semiconductor Corp (a)	1,522	76,222
QUALCOMM Inc	753	136,218
		265,561
Software - 2.3%
Gen Digital Inc	2,394	63,106
Salesforce Inc	766	199,474
		262,580
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp	721	108,301
TOTAL INFORMATION TECHNOLOGY		1,227,712

Materials - 4.1%
Chemicals - 0.7%
Corteva Inc	666	40,919
Mosaic Co/The	1,454	39,912
		80,831
Construction Materials - 1.6%
CRH PLC	1,511	179,960
Containers & Packaging - 0.6%
Crown Holdings Inc	155	15,063
Smurfit WestRock PLC	1,626	60,032
		75,095
Metals & Mining - 1.2%
Newmont Corp	800	64,776
Reliance Inc	280	79,080
		143,856
TOTAL MATERIALS		479,742

Real Estate - 4.5%
Health Care REITs - 2.0%
Welltower Inc	1,295	234,447
Industrial REITs - 1.5%
Prologis Inc	1,433	177,821
Residential REITs - 0.3%
Sun Communities Inc	273	34,561
Specialized REITs - 0.7%
American Tower Corp	72	12,886
Lamar Advertising Co Class A	206	24,430
Public Storage Operating Co	155	43,177
		80,493
TOTAL REAL ESTATE		527,322

Utilities - 4.1%
Electric Utilities - 2.4%
Constellation Energy Corp	268	101,036
Eversource Energy	916	67,610
PG&E Corp	6,897	110,076
		278,722
Gas Utilities - 0.2%
UGI Corp	934	31,224
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	2,946	40,861
Multi-Utilities - 1.1%
Sempra	1,437	132,118
TOTAL UTILITIES		482,925

TOTAL UNITED STATES		11,259,018
TOTAL COMMON STOCKS (Cost $10,416,990)		11,624,167

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $23,235)	4.18	23,231	23,235

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,440,225)	11,647,402
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,605
NET ASSETS - 100.0%	11,650,007

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	647,342	624,107	240	-	-	23,235	23,231	0.0%
Total	-	647,342	624,107	240	-	-	23,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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